SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 27,675,020	$ 52,866,192	$ 42,278,211
Impairment		(24,350,000)
Amortization expense	(210,293)	(841,172)	(37,065)
Ending Balance	$ 27,464,727	$ 27,675,020	52,866,192
Acquired in Somah Transaction			4,022,271
Acquired in My Health Logic Transaction			6,600,000
Additions			$ 2,775